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                               Smith Mackinnon, PA
                       255 South Orange Avenue, Suite 800
                             Orlando, Florida 32801
                            Telephone: (407) 843-7300
                            Facsimile: (407) 843-2448

                                October 18, 2004

Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549

      Re:    First State Financial Corporation
             Registration Statement on Form S-1

Dear Madam/Sir:

      On behalf of First State Financial Corporation ("Registrant"), enclosed is a Registration Statement on Form S-1 covering shares of common stock of Registrant, including exhibits. Registrant has previously transmitted payment of the filing fee indicated on the cover page of the Registration Statement. The offering relates to the sale of additional shares by the Company.

      Any questions or comments concerning the enclosed materials should be directed to the undersigned of this firm. Thank you very much for your assistance.

                                                      Very truly yours,

                                                      /s/ John P. Greeley

                                                      John P. Greeley

JPG:erw
Enclosure
Copy to:   Corey J. Coughlin
           President and Chief Executive Officer
           First State Financial Corporation